Supplementary Insurance Information	12 Months Ended
Dec. 31, 2015
Supplementary Insurance Information

Schedule II

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Supplementary Insurance Information

As of and for the years ended December 31, 2015, 2014, and 2013

(In thousands)

	December 31					Year ended December 31
	Deferred acquisition costs	Deferred sales inducements	Account balances and future policy benefit reserves	Unearned premiums	Policy and contract claims	Net premium and policy fees	Interest and similar income, net	Net benefits	Net change in deferred sales inducements*	Net change in policy acquisition costs**	Other operating expenses
2015:
Annuities	$5,766,176	1,108,877	90,734,164	25,620	—	1,133,285	4,004,121	2,095,788	200,269	279,582	1,514,797
Life	486,195	1,315	2,678,431	70,621	3,335	172,660	103,419	112,236	2,141	(53,642)	165,478
Questar	—	—	—	—	—	—	3	—	—	—	110,624
Legacy	30,865	—	3,901,902	57,875	514,590	143,646	72,560	192,660	—	13,319	18,172

	$6,283,236	1,110,192	97,314,497	154,116	517,925	1,449,591	4,180,103	2,400,684	202,410	239,259	1,809,071

2014:
Annuities	$3,934,701	843,545	85,548,020	1,164	—	1,148,803	3,799,849	5,578,815	3,925	(615,902)	1,930,071
Life	384,073	3,455	2,255,751	74,207	4,187	117,950	90,088	147,014	334	(72,109)	154,983
Questar	—	—	—	—	—	—	(17)	—	—	—	111,967
Legacy	43,997	—	3,554,990	55,330	439,257	141,344	67,378	145,737	—	14,925	17,018

	$4,362,771	847,000	91,358,761	130,701	443,444	1,408,097	3,957,298	5,871,566	4,259	(673,086)	2,214,039

2013:
Annuities	$4,415,572	1,072,742	72,954,916	24,392	—	1,050,072	3,464,952	3,304,991	73,375	264,068	1,382,537
Life	345,008	3,788	1,843,616	57,647	3,220	104,715	71,125	181,756	(833)	(71,632)	128,799
Questar	—	—	—	—	—	—	(16)	—	—	—	110,633
Legacy	59,635	—	3,326,680	53,600	412,889	133,586	56,056	144,730	—	14,263	19,666

	$4,820,215	1,076,530	78,125,212	135,639	416,109	1,288,373	3,592,117	3,631,477	72,542	206,699	1,641,635

*	See note 11 for aggregate gross amortization of deferred sales inducements.
**	See note 10 for aggregate gross amortization of deferred acquisition costs.

See accompanying report of independent registered public accounting firm.